Accounts payable - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Accounts payables	€ 7,666	€ 4,025
Accrued liabilities	17,540	9,031
Total	€ 25,206	€ 13,056